Adjustments (Details Textual) (Stock Purchase Agreement [Member])	3 Months Ended	9 Months Ended
	Mar. 31, 2014	Apr. 30, 2014
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	8,191,260
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		273,042,000
Zhou Deng Rong [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		8,191,260
Zhou Jian [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	264,850,740	264,850,740